Condensed Statements of Stockholders' Deficit (Unaudited) - 6 months ended Jun. 30, 2016 - USD ($)	Preferred Stock Series A	Common Stock Class A	Common Stock Class B	Common Stock Class A Shares to be Issued	Accumulated Deficit	Additional Paid-In Capital	Total
Beginning Balance, Amount at Dec. 31, 2015	$ 5,217,800	$ 10,801,942		$ 22,000	$ 2,373,458	$ (20,312,136)	$ (1,896,936)
Beginning Balance, Shares at Dec. 31, 2015	2	708,068,385		1,122,311
Stock issued for cash, Amount		$ 425,000					425,000
Stock issued for cash, Shares		24,806,767
Grant warrants for services to related party					101,850		101,850
Warrants issued for services - related party					41,432		41,432
Exercise of warrants in exchange for stock, Amount		$ 1,071,973				(1,071,973)
Exercise of warrants in exchange for stock, Shares		22,412,600
Settlement of accounts payable with stock issuance, Amount		$ 296					296
Settlement of accounts payable with stock issuance, Shares		12,000
Net loss for the three months ended June						(1,037,045)	(1,037,045)
Ending Balance, Amount at Jun. 30, 2016	$ 5,217,800	$ 12,299,211		$ 22,000	$ 1,444,767	$ (21,349,181)	$ (2,365,403)
Ending Balance, Shares at Jun. 30, 2016	2	755,299,752		1,122,311